Business Combinations, Acquisitions and Non-controlling Interest - Summary of Financial Statements and the Values of the Assets Acquired and Liabilities (Detail) $ in Thousands	Dec. 31, 2019 MXN ($)
ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,312,906
Other non-current assets	257,853
Intangible assets (excluding goodwill)	1,354,105
Property, plant and equipment	4,144,334
Rights-of-use assets	864,046
Total assets acquired	7,933,244
Accounts payable	1,248,470
Other liabilities	1,705,580
Total liabilities assumed	2,954,050
Fair value of assets acquired and liabilities assumed, net	4,979,194
Acquisition Price and Purchase consideration transferred	6,174,330
Goodwill	1,195,136
Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Current assets	6,366,943
Other non-current assets	5,970,810
Intangible assets (excluding goodwill)	12,914,175
Property, plant and equipment	5,147,093
Rights-of-use assets	8,086,655
Total assets acquired	38,485,676
Accounts payable	9,170,230
Other liabilities	22,504,097
Total liabilities assumed	31,674,327
Fair value of assets acquired and liabilities assumed, net	6,811,349
Acquisition Price and Purchase consideration transferred	8,723,721
Goodwill	$ 1,912,372